Financial investments (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Financial investments [Abstract]
Fair Value through OCI (Investment in Ten West link)	$ 9,070	$ 6,034
Fair Value through Profit and Loss (Investment in Rioglass)	7,000	0
Derivative assets	2,951	11,571
Other receivable accounts at amortized cost	53,527	35,065
Total non-current financial investments	72,548	52,670
Contracted concessional financial assets	152,787	159,128
Derivative assets	2,064	1,582
Other receivable accounts at amortized cost	97,622	80,124
Total current financial investments	$ 252,473	$ 240,834